Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Plan received a favorable determination letter from the IRS, dated November 10, 2015, indicating that the Plan, as then designed, was is in compliance with the requirements of Section 401(a) of the IRC. The Plan has been amended since receiving the favorable determination letter, and was restated effective January 1, 2023. Due to expiration of the IRS determination letter program, no new letter is expected. The plan administrator and the Plan’s tax counsel believe that the Plan is designed and is currently operating in compliance with the applicable requirements of the IRC and that the Plan continues to be tax-exempt.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability or asset if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.